Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenues - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenues [Line Items]
Revenues	$ 10,478	$ 12,372	$ 27,799	$ 30,483	$ 32,526	$ 21,393
Italy
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenues [Line Items]
Revenues	1,228	1,018	2,924	2,847	3,354	3,665
Romania
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenues [Line Items]
Revenues	5,161	4,216	13,271	14,061	13,710	13,964
Germany
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenues [Line Items]
Revenues	8	44	22	142	201	187
Netherlands
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenues [Line Items]
Revenues	1,096	1,673	4,378	3,759	4,528	1,340
Poland
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenues [Line Items]
Revenues	2,952	5,411	7,121	9,659	10,709	2,237
United States
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenues [Line Items]
Revenues	33	10	83	15	24
Country Renewable Programs [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenues [Line Items]
Revenues	3,690	9,184	8,812	16,550	5,016	4,133
Green Certificates [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenues [Line Items]
Revenues	3,212	1,155	8,170	6,970	9,452	8,427
Energy Offtake Agreements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenues [Line Items]
Revenues	3,572	2,020	10,355	6,808	17,888	8,833
Other Revenue [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenues [Line Items]
Revenues	$ 4	$ 13	$ 462	$ 155	$ 170